PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0		$ 0
Impairment of long-lived assets		$ 1,246,000
Impairment of goodwill	$ 0	$ 0	23,041,000
Impairment of equity method investments			$ 0
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Group's chief operating decision maker (the “CODM”) in deciding how to allocate resources and assessing performance.
Number of operating segments | Segment	2
Number of reportable segments | Segment	2
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Adoption date	Dec. 15, 2024
Change in Accounting Principle, Accounting Standards Update, Early Adoption [true false]	true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
Accounting Standards Update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate202309Member